SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,127	$ 5,525
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	427	449
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	814	598
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	247	305
Segment Geographical Groups Of Countries Other Member
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,639	$ 4,173